Basis of Presentation of the Consolidated Financial Statements - Transformation of Operating Model of Telefonica Mexico (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 21, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Provisions		€ 10,158	€ 9,432
Net loss		(1,664)	(3,950)	€ (3,378)
Reversal of deferred tax assets			215
Telefonica Moviles Mexico
Disclosure of subsidiaries [line items]
Net loss	€ 27
Profit (loss) corresponding to fully paid licenses	123
Profit (loss) corresponding to licenses with deferred payments	(95)
Workforce reduction expense	44
Accelerated depreciation and amortization due to reduction of useful lives	36
Reduction of net financial debt	508
Reversal of deferred tax assets		€ 454	€ 327
Other Expenses | Telefonica Moviles Mexico
Disclosure of subsidiaries [line items]
Provisions	€ 167